Other Current Liabilities - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Employee retention credit qualified wages percentage	70.00%	70.00%	70.00%
Employee retention credit qualified wages	$ 7	$ 7	$ 7
Employee retention credit eligibility gross receipts reduction				20.00%
Accrued ERC payments					$ 9,044	$ 9,044	$ 9,044